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                    [Van Kampen Investments Inc. Letterhead]



                                                                          497(j)


                                                   April 4, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Van Kampen Growth and Income Fund --
         Rule 497(j) Filing (File Nos. 2-21657
         and 811-1228)

Ladies and Gentlemen:

         Van Kampen Growth and Income Fund filed via EDGAR on March 30, 2005 an electronically signed copy of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please call the undersigned at (212) 762-8687 or Christopher Rohrbacher at (312) 407-0940.


                                           Very truly yours,

                                           /s/ Edward Meehan, Jr.
                                           ----------------------
                                           Edward Meehan, Jr.
                                           Attorney